Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 2,790,173,472	$ 2,572,782,073
Amounts allocated to withdrawing participants	(399,671)	(443,149)
Net assets available for benefits per Form 5500	$ 2,789,773,801	$ 2,572,338,924